Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets (Details) [Line Items]
Properties sold to third party at cash consideration	$ 1,323,308	$ 1,323,308
Third party amount	31,634	$ 1,112,440
Third Party [Member]
Other Current Assets (Details) [Line Items]
Third party amount	$ 1,112,440